Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of reconciliation of the redeemable non-controlling interests
January 1, 2017	$25,998
Net income attributable to redeemable non-controlling interest	1,536
Redeemable non-controlling interests reclassification to non-controlling interests	(2,440)
Dividend in redeemable non-controlling interest	(1,726)
Foreign currency translation adjustments	2,471

December 31, 2017	$25,839

Schedule of property and equipment, net
Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Schedule of stock-based compensation expense related to employee stock options
	Year ended December 31,
	2015	2016	2017

Cost of revenue	$31	$15	$7
Research and development	48	17	8
Selling and marketing	137	71	-
General and administrative	18	49	63

Total stock-based compensation expense	$234	$152	$78

Schedule of gains and losses of related hedged items
	Statements	Gain recognized in the statements of income
	of	Year ended December 31,
	income item	2015	2016	2017

Derivatives not designated as hedging:
Foreign exchange forward contracts	“Financial income (expense), net”	69	4	(5)

Total derivatives		$69	$4	$(5)